UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number          811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	12/31
Date of reporting period:	3/31/10

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Stock Index Fund
March 31, 2010 (Unaudited)

Common Stocks--99.2%	Shares	Value ($)
Consumer Discretionary--10.0%
Abercrombie & Fitch, Cl. A	15,215	694,413
Amazon.com	57,554 a	7,811,804
Apollo Group, Cl. A	21,631 a	1,325,764
AutoNation	15,513 a,b	280,475
AutoZone	5,074 a,b	878,259
Bed Bath & Beyond	44,299 a	1,938,524
Best Buy	57,590	2,449,879
Big Lots	14,280 a,b	520,078
Carnival	74,280	2,888,006
CBS, Cl. B	114,521	1,596,423
Coach	53,785 b	2,125,583
Comcast, Cl. A	477,880	8,993,702
D.R. Horton	48,060 b	605,556
Darden Restaurants	24,543	1,093,145
DeVry	10,788 b	703,378
DIRECTV, Cl. A	157,531 a	5,326,123
Discovery Communications, Cl. A	47,704 a	1,611,918
Eastman Kodak	50,776 a,b	293,993
Expedia	36,509	911,265
Family Dollar Stores	24,365 b	892,003
Ford Motor	566,024 a,b	7,114,922
Fortune Brands	26,134	1,267,760
GameStop, Cl. A	28,522 a,b	624,917
Gannett	39,764 b	656,901
Gap	80,266	1,854,947
Genuine Parts	26,890	1,135,834
Goodyear Tire & Rubber	42,063 a	531,676
H & R Block	56,525	1,006,145
Harley-Davidson	39,562 b	1,110,505
Harman International Industries	10,113 a	473,086
Hasbro	20,724	793,315
Home Depot	286,539	9,269,537
International Game Technology	51,410	948,514
Interpublic Group of Cos.	83,026 a	690,776
J.C. Penney	38,561	1,240,507
Johnson Controls	110,805	3,655,457

Kohl's	51,831 a	2,839,302
Leggett & Platt	25,743 b	557,078
Lennar, Cl. A	24,473	421,180
Limited Brands	46,327 b	1,140,571
Lowe's	248,063	6,013,047
Macy's	71,025	1,546,214
Marriott International, Cl. A	42,558 b	1,341,428
Mattel	60,981	1,386,708
McDonald's	181,180	12,088,330
McGraw-Hill	53,181	1,895,903
Meredith	6,349	218,469
New York Times, Cl. A	20,284 a,b	225,761
Newell Rubbermaid	48,350	734,920
News, Cl. A	381,814	5,501,940
NIKE, Cl. B	66,007	4,851,514
Nordstrom	27,827	1,136,733
O'Reilly Automotive	23,664 a,b	987,025
Office Depot	48,032 a	383,295
Omnicom Group	52,620	2,042,182
Polo Ralph Lauren	9,943	845,553
Priceline.com	7,180 a	1,830,900
Pulte Group	52,887 a,b	594,979
RadioShack	21,181	479,326
Ross Stores	19,986 b	1,068,651
Scripps Networks Interactive, Cl.
A	15,716	697,005
Sears Holdings	8,211 a,b	890,319
Sherwin-Williams	16,094 b	1,089,242
Stanley Black and Decker	26,987	1,549,327
Staples	122,013	2,853,884
Starbucks	124,945	3,032,415
Starwood Hotels & Resorts
Worldwide	31,552 b	1,471,585
Target	126,751	6,667,103
Tiffany & Co.	21,668	1,029,013
Time Warner	193,805	6,060,282
Time Warner Cable	59,741	3,184,793
TJX	70,743 b	3,007,992
Urban Outfitters	21,586 a	820,916
VF	15,145	1,213,872
Viacom, Cl. B	102,933 a	3,538,837
Walt Disney	324,300	11,321,313
Washington Post, Cl. B	1,036	460,170

Whirlpool	12,539 b	1,094,028
Wyndham Worldwide	30,978	797,064
Wynn Resorts	10,613	804,784
Yum! Brands	79,109	3,032,248
		180,062,291
Consumer Staples--11.2%
Altria Group	349,133	7,164,209
Archer-Daniels-Midland	108,932	3,148,135
Avon Products	72,372 b	2,451,240
Brown-Forman, Cl. B	17,043	1,013,206
Campbell Soup	32,499 b	1,148,840
Clorox	24,076	1,544,235
Coca-Cola	388,189	21,350,395
Coca-Cola Enterprises	55,293	1,529,404
Colgate-Palmolive	83,156	7,089,881
ConAgra Foods	74,700	1,872,729
Constellation Brands, Cl. A	33,752 a	554,883
Costco Wholesale	73,835	4,408,688
CVS Caremark	234,288	8,565,569
Dean Foods	30,709 a,b	481,824
Dr. Pepper Snapple Group	42,862	1,507,457
Estee Lauder, Cl. A	20,021 b	1,298,762
General Mills	55,227	3,909,519
H.J. Heinz	53,225	2,427,592
Hershey	28,964 b	1,239,949
Hormel Foods	12,217	513,236
J.M. Smucker	20,580	1,240,151
Kellogg	42,854	2,289,689
Kimberly-Clark	70,375	4,425,180
Kraft Foods, Cl. A	291,887	8,826,663
Kroger	110,397	2,391,199
Lorillard	26,114	1,964,817
McCormick & Co.	22,471 b	861,988
Mead Johnson Nutrition	32,299	1,680,517
Molson Coors Brewing, Cl. B	26,285	1,105,547
PepsiCo	274,899	18,187,318
Philip Morris International	316,889	16,528,930
Procter & Gamble	489,157	30,948,963
Reynolds American	28,537 b	1,540,427
Safeway	65,614 b	1,631,164
Sara Lee	117,495	1,636,705
SUPERVALU	37,123	619,212
SYSCO	100,186	2,955,487

Tyson Foods, Cl. A	52,250	1,000,588
Wal-Mart Stores	359,748	20,001,989
Walgreen	166,636	6,180,529
Whole Foods Market	24,498 a	885,603
		200,122,419
Energy--10.8%
Anadarko Petroleum	83,326	6,068,633
Apache	56,636	5,748,554
Baker Hughes	52,507 b	2,459,428
BJ Services	49,523	1,059,792
Cabot Oil & Gas	18,062	664,682
Cameron International	37,807 a	1,620,408
Chesapeake Energy	109,638 b	2,591,842
Chevron	338,044	25,633,876
ConocoPhillips	249,985	12,791,732
Consol Energy	36,976	1,577,396
Denbury Resources	66,615 a	1,123,795
Devon Energy	74,821	4,820,717
Diamond Offshore Drilling	11,728 b	1,041,564
El Paso	118,317	1,282,556
EOG Resources	42,758	3,973,928
Exxon Mobil	795,114	53,256,736
FMC Technologies	20,651 a,b	1,334,674
Halliburton	153,105	4,613,054
Helmerich & Payne	17,780 b	677,062
Hess	49,266	3,081,588
Marathon Oil	120,143	3,801,324
Massey Energy	14,764	772,010
Murphy Oil	32,303	1,815,106
Nabors Industries	48,837 a	958,670
National Oilwell Varco	70,946	2,878,989
Noble Energy	29,360	2,143,280
Occidental Petroleum	136,753	11,561,099
Peabody Energy	45,284	2,069,479
Pioneer Natural Resources	19,480 b	1,097,114
Range Resources	27,042 b	1,267,459
Rowan	19,747 a,b	574,835
Schlumberger	201,489	12,786,492
Smith International	41,605	1,781,526
Southwestern Energy	58,395 a	2,377,844
Spectra Energy	109,403	2,464,850
Sunoco	20,370	605,193
Tesoro	24,029 b	334,003

Valero Energy	95,162	1,874,691
Williams	98,317	2,271,123
XTO Energy	97,774	4,612,977
		193,470,081
Financial--16.3%
Aflac	79,339	4,307,314
Allstate	90,968	2,939,176
American Express	200,361	8,266,895
American International Group	23,460 a,b	800,924
Ameriprise Financial	43,127	1,956,241
AON	44,988	1,921,437
Apartment Investment & Management,
Cl. A	19,445 b,c	357,982
Assurant	20,754	713,522
AvalonBay Communities	13,871 c	1,197,761
Bank of America	1,688,164	30,133,727
Bank of New York Mellon	202,886	6,265,120
BB & T	115,613 b	3,744,705
Berkshire Hathaway, Cl. B	278,448 a,b	22,629,469
Boston Properties	23,848 b,c	1,799,093
Capital One Financial	75,905	3,143,226
CB Richard Ellis Group, Cl. A	37,995 a	602,221
Charles Schwab	160,591	3,001,446
Chubb	55,431	2,874,097
Cincinnati Financial	28,291 b	817,610
Citigroup	3,304,274 a	13,382,310
CME Group	11,272	3,563,192
Comerica	26,265	999,121
Discover Financial Services	91,700	1,366,330
E*TRADE FINANCIAL	254,987 a	420,729
Equity Residential	47,205 b,c	1,848,076
Federated Investors, Cl. B	15,291 b	403,377
Fifth Third Bancorp	136,674	1,857,400
First Horizon National	39,140 a	549,913
Franklin Resources	25,385	2,815,196
Genworth Financial, Cl. A	75,122 a	1,377,737
Goldman Sachs Group	88,495	15,099,902
Hartford Financial Services Group	71,524	2,032,712
HCP	47,228 b,c	1,558,524
Health Care REIT	20,416 b,c	923,416
Host Hotels & Resorts	106,537 b,c	1,560,767
Hudson City Bancorp	79,512	1,125,890
Huntington Bancshares	119,170 b	639,943

IntercontinentalExchange	12,354 a	1,385,872
Invesco	71,645	1,569,742
Janus Capital Group	27,601 b	394,418
JPMorgan Chase & Co.	668,615	29,920,521
KeyCorp	147,993 b	1,146,946
Kimco Realty	63,879 b,c	999,068
Legg Mason	24,574 b	704,537
Leucadia National	30,742 a	762,709
Lincoln National	51,389	1,577,642
Loews	59,833	2,230,574
M & T Bank	13,423 b	1,065,518
Marsh & McLennan	89,360	2,182,171
Marshall & Ilsley	87,198	701,944
MetLife	137,953	5,978,883
Moody's	33,131 b	985,647
Morgan Stanley	235,054	6,884,732
Nasdaq OMX Group	23,606 a	498,559
Northern Trust	40,914	2,260,908
NYSE Euronext	43,906	1,300,057
People's United Financial	60,512	946,408
Plum Creek Timber	28,252 b,c	1,099,285
PNC Financial Services Group	86,887 b	5,187,154
Principal Financial Group	54,288	1,585,752
Progressive	114,916	2,193,746
ProLogis	73,125 b,c	965,250
Prudential Financial	78,599	4,755,240
Public Storage	22,867 c	2,103,535
Regions Financial	190,748 b	1,497,372
Simon Property Group	48,083 c	4,034,164
SLM	81,496 a	1,020,330
State Street	83,973	3,790,541
SunTrust Banks	84,158 b	2,254,593
T. Rowe Price Group	43,367	2,382,149
Torchmark	13,851 b	741,167
Travelers	86,750	4,679,295
U.S. Bancorp	322,218	8,339,002
Unum Group	55,938	1,385,584
Ventas	26,418 b,c	1,254,327
Vornado Realty Trust	26,511 b,c	2,006,883
Wells Fargo & Co.	871,442	27,119,275
XL Capital, Cl. A	53,898	1,018,672
Zions Bancorporation	19,809 b	432,232
		292,338,905

Health Care--12.1%
Abbott Laboratories	260,609	13,728,882
Aetna	73,947	2,596,279
Allergan	52,163	3,407,287
AmerisourceBergen	48,600	1,405,512
Amgen	165,152 a	9,869,483
Baxter International	101,573	5,911,549
Becton Dickinson & Co.	39,968	3,146,681
Biogen Idec	45,567 a	2,613,723
Boston Scientific	255,622 a	1,845,591
Bristol-Myers Squibb	288,758	7,709,839
C.R. Bard	16,492	1,428,537
Cardinal Health	60,831	2,191,741
CareFusion	29,903 a	790,336
Celgene	77,875 a	4,825,135
Cephalon	12,859 a,b	871,583
CIGNA	46,055	1,684,692
Coventry Health Care	25,817 a,b	638,196
DaVita	17,262 a	1,094,411
Dentsply International	25,902	902,685
Eli Lilly & Co.	170,363	6,170,548
Express Scripts	46,671 a	4,749,241
Forest Laboratories	51,006 a	1,599,548
Genzyme	44,752 a	2,319,496
Gilead Sciences	151,665 a	6,897,724
Hospira	27,781 a	1,573,794
Humana	28,647 a	1,339,820
Intuitive Surgical	6,439 a	2,241,609
Johnson & Johnson	463,370	30,211,724
King Pharmaceuticals	42,951 a	505,104
Laboratory Corp. of America
Holdings	17,939 a,b	1,358,162
Life Technologies	30,028 a	1,569,564
McKesson	45,121	2,965,352
Medco Health Solutions	78,241 a	5,051,239
Medtronic	186,484	8,397,374
Merck & Co.	523,976	19,570,504
Millipore	9,576 a	1,011,226
Mylan	53,114 a,b	1,206,219
Patterson	15,918 b	494,254
PerkinElmer	20,936	500,370
Pfizer	1,359,637	23,317,775
Quest Diagnostics	25,351 b	1,477,710

St. Jude Medical	54,871 a	2,252,455
Stryker	48,168 b	2,756,173
Tenet Healthcare	72,212 a	413,053
Thermo Fisher Scientific	69,238 a	3,561,603
UnitedHealth Group	195,785	6,396,296
Varian Medical Systems	20,908 a,b	1,156,840
Waters	16,082 a	1,086,178
Watson Pharmaceuticals	18,223 a,b	761,175
WellPoint	74,868 a	4,820,002
Zimmer Holdings	36,294 a	2,148,605
		216,542,879
Industrial--10.4%
3M	118,677	9,917,837
Avery Dennison	18,491	673,257
Boeing	127,187 b	9,235,048
C.H. Robinson Worldwide	28,489 b	1,591,111
Caterpillar	104,938 b	6,595,353
Cintas	23,099 b	648,851
CSX	66,482	3,383,934
Cummins	34,125	2,114,044
Danaher	43,854 b	3,504,373
Deere & Co.	71,753	4,266,433
Dover	31,422	1,468,978
Dun & Bradstreet	8,786	653,854
Eaton	28,009	2,122,242
Emerson Electric	126,720	6,379,085
Equifax	22,460 b	804,068
Expeditors International of
Washington	35,820	1,322,474
Fastenal	22,520 b	1,080,735
FedEx	53,027	4,952,722
First Solar	8,242 a,b	1,010,881
Flowserve	9,417	1,038,413
Fluor	30,197	1,404,462
General Dynamics	65,386	5,047,799
General Electric	1,793,902	32,649,016
Goodrich	20,915	1,474,926
Honeywell International	128,806	5,831,048
Illinois Tool Works	65,310	3,093,082
Iron Mountain	31,445 b	861,593
ITT	30,813	1,651,885
Jacobs Engineering Group	21,322 a,b	963,541
L-3 Communications Holdings	19,607	1,796,589

Lockheed Martin	53,132	4,421,645
Masco	62,815	974,889
Norfolk Southern	62,340	3,484,183
Northrop Grumman	51,068	3,348,529
Paccar	61,571 b	2,668,487
Pall	19,749	799,637
Parker Hannifin	27,125	1,756,073
Pitney Bowes	36,289 b	887,266
Precision Castparts	23,765	3,011,263
Quanta Services	33,975 a	650,961
R.R. Donnelley & Sons	34,471	735,956
Raytheon	64,616	3,690,866
Republic Services	54,493	1,581,387
Robert Half International	25,519 b	776,543
Rockwell Automation	23,925	1,348,413
Rockwell Collins	26,636	1,667,147
Roper Industries	15,347 b	887,670
Ryder System	9,817 b	380,507
Snap-On	9,977	432,403
Southwest Airlines	127,953 b	1,691,539
Stericycle	14,220 a	774,990
Textron	43,100 b	915,013
Union Pacific	85,007	6,231,013
United Parcel Service, Cl. B	167,294	10,775,407
United Technologies	158,000	11,630,380
W.W. Grainger	10,537 b	1,139,260
Waste Management	81,740 b	2,814,308
		187,013,369
Information Technology--18.7%
Adobe Systems	89,059 a	3,150,017
Advanced Micro Devices	97,297 a,b	901,943
Agilent Technologies	58,209 a	2,001,807
Akamai Technologies	29,420 a,b	924,082
Altera	49,577	1,205,217
Amphenol, Cl. A	28,910	1,219,713
Analog Devices	49,231	1,418,837
Apple	152,613 a	35,853,372
Applied Materials	226,256	3,049,931
Autodesk	39,163 a	1,152,175
Automatic Data Processing	85,202	3,788,933
BMC Software	31,051 a	1,179,938
Broadcom, Cl. A	73,108	2,425,723
CA	66,873	1,569,509

Cisco Systems	964,194 a	25,097,970
Citrix Systems	30,870 a,b	1,465,399
Cognizant Technology Solutions,
Cl. A	49,692 a	2,533,298
Computer Sciences	25,708 a	1,400,829
Compuware	39,112 a	328,541
Corning	263,935	5,334,126
Dell	292,252 a,b	4,386,702
eBay	190,645 a,b	5,137,883
Electronic Arts	55,518 a	1,035,966
EMC	343,491 a	6,196,578
Fidelity National Information
Services	53,952	1,264,635
Fiserv	26,071 a	1,323,364
FLIR Systems	24,017 a	677,279
Google, Cl. A	40,624 a	23,034,214
Harris	22,039	1,046,632
Hewlett-Packard	396,474	21,072,593
Intel	931,101	20,726,308
International Business Machines	218,820	28,063,665
Intuit	53,479 a	1,836,469
Jabil Circuit	31,967	517,546
JDS Uniphase	37,260 a	466,868
Juniper Networks	88,847 a,b	2,725,826
KLA-Tencor	28,767	889,476
Lexmark International, Cl. A	13,851 a	499,744
Linear Technology	38,642 b	1,092,796
LSI	112,159 a	686,413
MasterCard, Cl. A	16,061 b	4,079,494
McAfee	26,651 a	1,069,505
MEMC Electronic Materials	39,460 a,b	604,922
Microchip Technology	30,984 b	872,509
Micron Technology	143,337 a,b	1,489,271
Microsoft	1,285,438	37,624,770
Molex	22,654 b	472,562
Monster Worldwide	21,625 a,b	359,191
Motorola	389,473 a	2,734,100
National Semiconductor	33,682 b	486,705
NetApp	56,987 a	1,855,497
Novell	60,217 a	360,700
Novellus Systems	17,349 a	433,725
NVIDIA	92,537 a,b	1,608,293
Oracle	658,820	16,925,086

Paychex	54,335 b	1,668,085
QLogic	19,533 a,b	396,520
QUALCOMM	281,368	11,814,642
Red Hat	31,695 a	927,713
SAIC	48,916 a	865,813
Salesforce.com	18,134 a,b	1,350,076
SanDisk	39,240 a,b	1,358,881
Symantec	138,043 a	2,335,688
Tellabs	69,443	525,684
Teradata	28,879 a	834,314
Teradyne	29,383 a,b	328,208
Texas Instruments	209,178	5,118,586
Total System Services	34,497	540,223
VeriSign	31,027 a,b	807,012
Visa, Cl. A	73,474 b	6,688,338
Western Digital	38,005 a	1,481,815
Western Union	116,676	1,978,825
Xerox	230,559	2,247,950
Xilinx	46,708	1,191,054
Yahoo!	202,479 a	3,346,978
		335,465,052
Materials--3.5%
Air Products & Chemicals	35,621	2,634,173
Airgas	14,283	908,684
AK Steel Holding	19,667	449,588
Alcoa	166,305	2,368,183
Allegheny Technologies	16,568 b	894,506
Ball	15,815	844,205
Bemis	17,237	495,047
CF Industries Holdings	8,408	766,641
Cliffs Natural Resources	20,924	1,484,558
Dow Chemical	192,698	5,698,080
E.I. du Pont de Nemours & Co.	152,263	5,670,274
Eastman Chemical	12,182	775,750
Ecolab	39,378	1,730,663
FMC	12,160	736,166
Freeport-McMoRan Copper & Gold	72,269	6,037,352
International Flavors & Fragrances	13,710	653,556
International Paper	73,018	1,796,973
MeadWestvaco	29,763	760,445
Monsanto	91,843	6,559,427
Newmont Mining	83,172	4,235,950
Nucor	53,344 b	2,420,751

Owens-Illinois	29,123 a	1,035,031
Pactiv	22,838 a	575,061
PPG Industries	28,590	1,869,786
Praxair	52,094	4,323,802
Sealed Air	27,547	580,691
Sigma-Aldrich	20,548 b	1,102,606
Titanium Metals	14,875 a,b	246,776
United States Steel	24,837 b	1,577,646
Vulcan Materials	21,182 b	1,000,638
Weyerhaeuser	35,656	1,614,147
		61,847,156
Telecommunication Services--2.8%
American Tower, Cl. A	66,861 a	2,848,947
AT & T	994,296	25,692,609
CenturyTel	50,294 b	1,783,425
Frontier Communications	55,262 b	411,149
Metropcs Communications	44,240 a,b	313,219
Qwest Communications International	250,527 b	1,307,751
Sprint Nextel	497,328 a	1,889,846
Verizon Communications	478,635	14,847,258
Windstream	76,754	835,851
		49,930,055
Utilities--3.4%
AES	112,848 a	1,241,328
Allegheny Energy	29,460	677,580
Ameren	36,456	950,772
American Electric Power	80,501	2,751,524
CenterPoint Energy	59,216	850,342
CMS Energy	39,273 b	607,161
Consolidated Edison	47,664 b	2,122,955
Constellation Energy Group	33,885	1,189,702
Dominion Resources	101,015	4,152,727
DTE Energy	28,431 b	1,268,023
Duke Energy	220,034	3,590,955
Edison International	55,155	1,884,646
Entergy	31,889	2,594,170
EQT	22,824	935,784
Exelon	111,093	4,866,984
FirstEnergy	51,665	2,019,585
FPL Group	69,842	3,375,464
Integrys Energy	13,342 b	632,144
Nicor	7,852 b	329,156
NiSource	47,883 b	756,551

Northeast Utilities	30,134 b	832,904
NRG Energy	43,207 a	903,026
ONEOK	17,573 b	802,207
Pepco Holdings	37,615 b	645,097
PG & E	62,844 b	2,665,842
Pinnacle West Capital	17,569	662,878
PPL	63,762	1,766,845
Progress Energy	47,153	1,855,942
Public Service Enterprise Group	85,802	2,532,875
Questar	30,209	1,305,029
SCANA	18,478	694,588
Sempra Energy	41,550	2,073,345
Southern	135,336	4,487,742
TECO Energy	37,092 b	589,392
Wisconsin Energy	20,419	1,008,903
Xcel Energy	77,665	1,646,498
		61,270,666
Total Common Stocks
(cost $1,335,179,746)		1,778,062,873
	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)
U.S. Treasury Bills
0.15%, 6/10/10
(cost $1,354,606)	1,355,000 [d]	1,354,652

Other Investment--.7%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $12,686,000)	12,686,000 [e]	12,686,000

Investment of Cash Collateral for
Securities Loaned--8.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Plus Fund
(cost $160,227,774)	160,227,774 [e]	160,227,774

Total Investments (cost $1,509,448,126)	108.9%	1,952,331,299
Liabilities, Less Cash and Receivables	(8.9%)	(159,175,383)
Net Assets	100.0%	1,793,155,916

a	Non-income producing security.

b

Security, or portion thereof, on loan. At March 31, 2010, the total market value of the fund's securities on loan is $163,843,133 and the total market value of the collateral held by the fund is $168,836,193, consisting of cash collateral of $160,227,774 and U.S. Government and Agency securities valued at $8,608,419.

c	Investment in real estate investment trust.
d	Held by a broker as collateral for open financial futures positions.
e	Investment in affiliated money market mutual fund.

At March 31, 2010, the aggregate cost of investment securities for income tax purposes was $1,509,448,126.

Net unrealized appreciation on investments was $442,883,173 of which $653,144,800 related to appreciated investment securities and $210,261,627 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
March 31, 2010 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 3/31/2010 ($)
Financial Futures Long
Standard & Poor's 500 E-Mini	280	16,312,800	June 2010	335,592

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2010 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant Observable	Unobservable
Assets ($)	Quoted Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic+	1,778,062,873	-	-	1,778,062,873
U.S. Treasury	-	1,354,652	-	1,354,652
Mutual Funds	172,913,774	-	-	172,913,774
Other Financial Instruments:++
Futures	335,592	-	-	335,592

+ See Statement of Investments for industry classification.

++ Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represent unrealized appreciation (depreciation), or in the case of options, market value at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives, which are accounted for as “hedges” and those that do not qualify for hedge accounting. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statement of Operations, they do not qualify for such accounting. Accordingly, even though a fund’s investments in derivatives may represent economic hedges, they are considered to be non-hedge transactions for purposes of this disclosure.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. Futures contracts are valued daily at the last sales price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	May 24, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 24, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)